                               ING INVESTORS TRUST
                          ING Franklin Income Portfolio
                ING VP Index Plus International Equity Portfolio
                    ING Legg Mason Partners All Cap Portfolio
                ING T. Rowe Price Capital Appreciation Portfolio

                         Supplement dated June 15, 2006
 to the Adviser Class, Institutional Class, Service Class and Service 2 Class
                     Prospectuses each dated April 28, 2006

     ING FRANKLIN INCOME PORTFOLIO

          Effective immediately, the information relating to ING Franklin Income Portfolio found in the tables entitled "Service 2 Shares-Annual Portfolio Operating Expenses" and "Example" under the section entitled "Portfolio Fees and Expenses" on pages 66 and 67 of the Service 2 Class Prospectus is deleted and replaced with the following:

PORTFOLIO            MANAGEMENT     DISTRIBUTION  SHAREHOLDER   OTHER      TOTAL        WAIVERS,           NET OPERATING
                     FEE            (12b-1)       SERVICES FEE  EXPENSES   OPERATING    REIMBURSEMENTS,    EXPENSES
                                    FEE(2)                                 EXPENSES     AND
                                                                                        RECOUPMENTS(2)
-------------------- -------------- ------------- ------------- ---------- ------------ ------------------ -----------------
ING Franklin Income      0.65%         0.25%         0.25%      0.20%(6)      1.35%        (0.11)%(7)           1.24%

EXAMPLE

PORTFOLIO                      1 YEAR       3 YEARS        5 YEARS        10 YEARS
ING Franklin Income             $126          $417           $729          $1,614

          Effective immediately, the information relating to ING Franklin Income Portfolio found in the tables entitled "ADV Class Shares-Annual Portfolio Operating Expenses" and "Example" under the section entitled "Portfolio Fees and Expenses" on pages 65 and 66 of the Adviser Class Prospectus is deleted and replaced with the following:

PORTFOLIO            MANAGEMENT     DISTRIBUTION  SHAREHOLDER   OTHER      TOTAL        WAIVERS,           NET OPERATING
                     FEE            (12b-1)       SERVICES FEE  EXPENSES   OPERATING    REIMBURSEMENTS,    EXPENSES
                                    FEE(2)                                 EXPENSES     AND
                                                                                        RECOUPMENTS(2)
-------------------- -------------- ------------- ------------- ---------- ------------ ------------------ -----------------
ING Franklin Income      0.65%         0.50%         0.25%      0.20%(6)      1.60%        (0.16)%(7)           1.44%

EXAMPLE

PORTFOLIO                      1 YEAR       3 YEARS        5 YEARS        10 YEARS
ING Franklin Income             $147          $489           $856          $1,887

     ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

          Effective immediately, the information relating to ING VP Index Plus International Equity Portfolio found in the table entitled "Service 2 Class Shares-Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" on page 92 of the Service 2 Class Prospectus is deleted and replaced with the following:

PORTFOLIO            MANAGEMENT     DISTRIBUTION  SHAREHOLDER   OTHER      TOTAL        WAIVERS,           NET OPERATING
                     FEE            (12B-1)       SERVICES FEE  EXPENSES   OPERATING    REIMBURSEMENTS,    EXPENSES
                                    FEE(2)                                 EXPENSES     AND
                                                                                        RECOUPMENTS(2)
-------------------- -------------- ------------- ------------- ---------- ------------ ------------------ -----------------
ING VP Index Plus        0.45%         0.25%         0.25%      0.34%(6)      1.29%        (0.34)%(7)           0.95%
International
Equity

     ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

          Effective immediately, the information relating to ING Legg Mason Partners All Cap Portfolio found in the table entitled "Class S Shares-Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" on page 89 of the Class S Prospectus is deleted and replaced with the following:

PORTFOLIO            MANAGEMENT     DISTRIBUTION  SHAREHOLDER   OTHER      TOTAL        WAIVERS,           NET OPERATING
                     FEE            (12B-1) FEE   SERVICES FEE  EXPENSES   OPERATING    REIMBURSEMENTS,    EXPENSES
                                                                           EXPENSES     AND RECOUPMENTS
-------------------- -------------- ------------- ------------- ---------- ------------ ------------------ -----------------
ING Legg Mason           0.74%           -           0.25%      0.01%(5)      1.00%             -               1.00%
Partners All Cap(2)


     ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

          Effective on or about June 30, 2006, Jeffrey W. Arricale, CPA, and David R. Giroux, CFA, will become co-chairmen of the Portfolio's Investment Advisor Committee responsible for the day-to-day management of ING T. Rowe Price Capital Appreciation Portfolio. Stephen W. Boesel, the current portfolio manager, is expected to retire during the second half of 2006.

          Effective June 30, 2006, the second and third paragraphs under the section entitled "Description of the Portfolios - More on the Sub-Adviser" on page 37 of the Adviser Class Prospectus, page 38 of the Institutional Class Prospectus, page 34 of the Service Class Prospectus, and page 36 of the Service 2 Class Prospectus are hereby deleted in their entirety and replaced with the following:

          The following individuals are responsible for the day-to-day management of the Portfolio:

     NAME                               POSITION AND RECENT BUSINESS EXPERIENCE

     Jeffrey W. Arricale, CPA           Mr. Arricale, a Vice President of
                                        T. Rowe Price, joined T. Rowe
                                        Price in 2001, and serves as a
                                        Portfolio Manager in the Equity
                                        Division following life insurance,
                                        asset managers, and investment
                                        banks in the financial services
                                        industry. Mr. Arricale is a
                                        member of the Investment Advisory
                                        Committee of the Financial
                                        Services Fund, Equity Income Fund,
                                        Value Fund, Capital Opportunity
                                        Fund, New America Growth Fund, and
                                        Capital Appreciation Fund. Prior to
                                        joining T. Rowe Price, he served as
                                        a manager in the auditing division
                                        of KPMG LLP Mr. Arricale holds a
                                        Certified Public Accountant
                                        designation in the state of
                                        California.

     David R. Giroux, CFA               Mr. Giroux, a Vice President of
                                        T. Rowe Price, joined T. Rowe
                                        Price in 1998, and serves as a
                                        Portfolio Manager in the Equity Division following the automotive, electrical equipment, industrial manufacturing, and building materials/products industries. Mr. Giroux is a member of the Investment Advisory Committee of the Dividend Growth Fund, Value Fund,
                                        Capital Appreciation Fund, Capital
                                        Opportunity Fund, Growth & Income Fund,
                                        and Equity Income Fund. He has earned
                                        accreditation as a Chartered Financial
                                        Analyst.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                ING T. Rowe Price Capital Appreciation Portfolio

                         Supplement dated June 15, 2006
    to the Adviser Class Statement of Additional Information ("SAI") and the
           Institutional Class, Service Class and Service 2 Class SAI
                            Each dated April 28, 2006

     Effective on or about June 30, 2006, Jeffrey W. Arricale, CPA, and David R. Giroux, CFA, will become co-chairmen of the Investment Advisory Committee responsible for the day-to-day management of ING T. Rowe Price Capital Appreciation Portfolio. Stephen W. Boesel, the current portfolio manager, is expected to retire during the second half of 2006.

     1. All references to Stephen W. Boesel are hereby deleted from the Adviser Class SAI and Institutional Class, Service Class and Service 2 Class SAI and replaced with Jeffrey W. Arricale and David R. Giroux.

     2. The tables and language in the sub-sections entitled "ING T. Rowe Price Capital Appreciation Portfolio - Other Managed Accounts," "Potential Conflicts of Interest," "Compensation Structure of Portfolio Managers," and "Portfolio Manager Ownership of Securities" under the section entitled, "Other Information About Portfolio Managers" beginning on page 176 of the Adviser Class SAI and beginning on page 183 of the Institutional Class, Service Class and Service 2 Class SAI are deleted in their entirety and replaced with the following:

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of March 31, 2006:

                      REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES           OTHER ACCOUNTS

                      NUMBER OF                         NUMBER OF                           NUMBER OF
PORTFOLIO MANAGERS    ACCOUNTS        TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS         ACCOUNTS        TOTAL ASSETS
--------------------- --------------- ----------------- -------------- -------------------- --------------- -------------------
Jeffrey W.
Arricale, CPA         0               $0                0              $0                   0               $0

David R. Giroux, CFA  0               $0                0              $0                   0               $0


POTENTIAL CONFLICTS OF INTEREST

T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio managers' management of the Portfolio's investments and the investments of the other account(s).

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts.

Portfolio managers make investment decisions for the Portfolio based on the 184 investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Compensation Structure of Portfolio Managers" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio managers.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The Portfolio managers' compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex., S&P 500(R) Index) and an applicable Lipper Index (ex., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long-term time horizon. The more consistent the portfolio managers' performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio managers.

PORTFOLIO MANAGERS' OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of March 31, 2006, including investments by their immediate family members and amounts invested through their retirement and deferred compensation plans:

                                       DOLLAR RANGE OF
PORTFOLIO MANAGERS                     FUND SHARES OWNED

Jeffrey W. Arricale, CPA                      $0
Daivd R. Giroux, CFA                          $0

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE